10010467

NASDAQ® THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Gary Sundick
Vice President
Listing Qualifications

CERTNAS

Received SEC
FEB 11 2010
Washington, DC 20549

1-34540

By Facsimile and First Class Mail

February 11, 2010

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on February 11, 2010 The Nasdaq Stock Market (the "Exchange") received from Unilife Corporation (the "Registrant") a copy of the Registrant's application on Form 10-12(b) for the registration of the following securities:

Common Stock, par value $0.01 per share

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary N. Sundick